Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Unsecured short-term loans from financial institutions, Euro Denominated Borrowing)	Mar. 31, 2012	Mar. 31, 2011
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	2.70%	5.30%